SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2022	Aug. 30, 2020	Aug. 27, 2020	Jan. 31, 2017	Jan. 18, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash equivalents maturities, months	3 months
Impairment charge	$ 0	$ 0	$ 0
Costs to obtain contracts amortization expense	142,699,000	135,437,000	130,466,000
Severance pay expense	10,917,000	8,328,000	8,810,000
Employee contribution amount, max per year	22,500	19,500	19,500
Employees over 50 years of age maximum annual contribution per year	$ 30,000	26,000	26,000
Employer matching contribution percentage	50.00%
Contribution expense	$ 11,599,000	9,887,000	9,366,000
Advertising expenses	50,740,000	43,981,000	$ 31,575,000
Increase to retained earnings	2,262,898,000	1,926,398,000
Decrease to additional paid-in capital	(2,123,487,000)	(1,951,035,000)
Deferred tax liabilities	(8,596,000)	(7,336,000)
Accounting Standards Update 2020-06
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase to retained earnings				$ 7,331,000
Decrease to additional paid-in capital				28,816,000
Increase to long-term debt				24,758,000
Deferred tax liabilities				2,937,000
Increase in debt issuance costs				$ 336,000
2020 Subsidiary
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Percentage of non-controlling interest in subsidiary			20.00%
Consideration transferred for acquiring additional ownership			$ 14,000,000
2017 Exchangeable Notes
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effective conversion price effective (per ADS) (in usd per share)								$ 82.96
Increase to long-term debt	$ 209,229,000	209,292,000
Increase in debt issuance costs							$ 5,791,000
2020 Exchangeable Notes
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effective conversion price effective (per ADS) (in usd per share)	$ 299.19				$ 299.19	$ 299.19
Increase to long-term debt	$ 457,081,000	$ 455,382,000
Increase in debt issuance costs					$ 8,574,000
Exchangeable Note Hedge | 2017 Exchangeable Notes
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Anti-dilutive securities excluded in computation of diluted earnings per share (in shares)	3,457,475,000
Exchangeable Note Hedge | 2020 Exchangeable Notes
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Anti-dilutive securities excluded in computation of diluted earnings per share (in shares)	1,537,504	1,537,504	1,537,504
Employee Stock Option
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Anti-dilutive securities excluded in computation of diluted earnings per share (in shares)	4,096,000	18,161,000	4,754,000
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Employer matching contribution percentage	6.00%
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Employer matching contribution percentage	8.00%